Commitments and Contingencies - Additional Information (Detail)	0 Months Ended	12 Months Ended				25 Months Ended			12 Months Ended
	Jun. 02, 2013 Barrels	Dec. 31, 2013 USD ($) Defendant Contract	Dec. 31, 2013 AUD	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2013 USD ($)	Oct. 31, 2013 USD ($)	May 29, 2009 AUD	Dec. 31, 2013 Alcoa [Member] USD ($) Contract	Dec. 31, 2013 Oswal [Member] USD ($)	Jan. 31, 2012 Burrup Holdings Limited (Yara Pilbara Holdings Pty Limited ) [Member]	Jan. 31, 2012 Yara International [Member]
Commitment And Contingencies [Line Items]
Accrued liability for legal contingencies		$ 10,000,000				$ 10,000,000
Environmental tax and royalty obligations		100,000,000				100,000,000
Retain right of obligations		67,500,000				67,500,000
Tariff charges on fuel gas						39,500,000
Tariff charges paid		11,000,000
Cost for the restoration of plaintiffs' property		61,000,000
Number of defendants		100	100
Maximum Expected contractual general damages							19,000,000		158,000,000	491,000,000
Number of Contract									2
Maximum expected contractual liquidated damages under long term contracts		5,700,000	50,000,000			5,700,000
Long term contracts unenforceable as penalty		2	2
Approximate percentage of natural gas volumes sold under long-term contracts that have liquidated damages provisions		90.00%	90.00%
Reduction of previous estimate			200,000,000
Range of estimates for macroeconomic impact			300,000,000
Range of estimates for macroeconomic impact			2,500,000,000
Compensation related gas shortage			20,000,000
Pure economic losses			1,300,000,000
Property damage settlement amount			32,500,000
Maximum fine associated with the alleged offense								50,000
Validity of pipeline license		21 years	21 years
Percentage of combined ownership held by the plaintiff in the company		65.00%	65.00%
Percentage of acquisition											49.00%	51.00%
Maximum cost considered to be recognized for additional reserve		300,000				300,000
Undiscounted reserve for environmental remediation		93,000,000				93,000,000
Quantity of water spill	97,000
Net rental expenses		$ 81,000,000		$ 76,000,000	$ 64,000,000
Lease Expiration		2035	2035